Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized		100,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized	[1]	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	[1]	47,317,308	33,240,991
Ordinary shares, shares outstanding	[1]	47,317,308	33,240,991
Series A-1 Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized		11,803,398	11,803,398
Preferred stock, shares issued
Preferred stock, shares outstanding
Series B Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized		35,000	35,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Previously Reported
Ordinary shares, par value (in Dollars per share)			$ 0.001	$ 0.001
Ordinary shares, shares authorized			200,000,000	200,000,000
Ordinary shares, shares issued			68,661,998	58,376,985
Ordinary shares, shares outstanding			68,661,998	58,376,985

[1]	Giving retroactive effect to the forward stock split and reverse stock split (see Note 14).